Business Combinations - Additional Information (Detail)	Dec. 31, 2022
certain assets of Kudzue 3 Trucking, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
certain assets of Rinker Materials
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
certain assets of Libet Company
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
certain assets of SUT-ICIM and Irca SRL
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
certain assets of U.S. Steel Košice, s.r.o.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
certain assets of COLAS Slovakia, a.s.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
North Alabama Paving, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Marion County Paving
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Granby Sand & Gravel
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Hinkle Contracting, LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Krystal Gravel, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
LD Construction Company and PTSS Investments, LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Moore Brothers Construction Company
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Chapman Construction
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Jefferson Asphalt Products Company
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Barrette Outdoor Living, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Calstone Company
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Normandy Industries, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Sterling Sand, LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Soil Mender Products
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Inwesco, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Grant County Mulch, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
RS Sockets Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Thermostone
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Confac Holdings A/S
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Gunderup
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Terrawise Oy Stone Aggregates
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Mabau Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	75.00%
Simbeton SRL
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%